Income tax (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Deferred Income Tax Asset	$ 12,663,514	$ 2,602,356	$ 798,019
Deferred Income Tax Liability	(79,164,462)	(76,196,163)	(92,049,689)
Deferred Income Tax Liabilities, Net	$ (66,500,948)	$ (73,593,807)	$ (91,251,670)